UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-00604

Washington Mutual Investors Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: April 30

Date of reporting period: January 31, 2017

Jennifer L. Butler

Washington Mutual Investors Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

Washington Mutual Investors FundSM
Investment portfolio
January 31, 2017
unaudited
Common stocks 96.48% Energy 11.26%	Shares	Value (000)
Chevron Corp.	14,913,194	$1,660,584
ConocoPhillips	16,635,300	811,137
Enbridge Inc.	34,158,539	1,455,154
EOG Resources, Inc.	1,472,100	149,536
Exxon Mobil Corp.	6,141,600	515,219
Halliburton Co.	11,097,000	627,757
Noble Energy, Inc.	4,541,200	180,558
Pioneer Natural Resources Co.	2,410,000	434,354
Royal Dutch Shell PLC, Class B (ADR)	34,850,400	2,002,853
Schlumberger Ltd.	23,654,300	1,980,101
		9,817,253
Materials 4.97%
Air Products and Chemicals, Inc.	2,180,000	304,677
Celanese Corp., Series A	138,200	11,664
Dow Chemical Co.	6,201,500	369,795
E.I. du Pont de Nemours and Co.	20,111,991	1,518,455
International Flavors & Fragrances Inc.	886,500	103,907
Monsanto Co.	3,493,900	378,424
Nucor Corp.	6,142,600	356,824
Potash Corp. of Saskatchewan Inc.	1,712,200	31,847
Praxair, Inc.	8,601,600	1,018,774
Rio Tinto PLC (ADR)	1,216,800	54,500
WestRock Co.	3,358,486	179,209
		4,328,076
Industrials 12.77%
Boeing Co.	17,989,555	2,939,853
C.H. Robinson Worldwide, Inc.	2,854,149	217,087
Canadian National Railway Co.	638,800	44,409
Caterpillar Inc.	7,028,707	672,366
Cummins Inc.	500,000	73,505
Deere & Co.	50,800	5,438
General Dynamics Corp.	390,600	70,730
General Electric Co.	24,737,400	734,701
Honeywell International Inc.	763,100	90,290
IDEX Corp.	527,400	47,550
Ingersoll-Rand PLC	5,000,000	396,750
Lockheed Martin Corp.	8,639,300	2,171,315
Norfolk Southern Corp.	3,349,400	393,421
Northrop Grumman Corp.	5,131,300	1,175,478
PACCAR Inc	5,600,000	376,936
Parker-Hannifin Corp.	600,000	88,278
Republic Services, Inc.	2,225,000	127,671
Rockwell Automation	950,000	140,590
Washington Mutual Investors Fund — Page 1 of 7

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Union Pacific Corp.	4,676,700	$498,443
Waste Management, Inc.	12,453,100	865,490
		11,130,301
Consumer discretionary 12.58%
Carnival Corp., units	985,800	54,594
CBS Corp., Class B	7,704,100	496,837
Cinemark Holdings, Inc.	5,700,000	242,250
Comcast Corp., Class A	35,730,739	2,694,812
D.R. Horton, Inc.	461,500	13,804
General Motors Co.	5,400,000	197,694
Home Depot, Inc.	24,014,200	3,303,874
Lowe’s Companies, Inc.	3,000,000	219,240
McDonald’s Corp.	3,959,500	485,316
Newell Brands Inc.	12,014,100	568,627
Priceline Group Inc.[1]	175,800	276,908
Scripps Networks Interactive, Inc., Class A	636,400	48,468
Starbucks Corp.	10,915,200	602,737
Time Warner Inc.	2,756,000	266,919
Twenty-First Century Fox, Inc., Class A	15,019,100	471,299
VF Corp.	10,330,200	531,799
Viacom Inc., Class B	1,772,121	74,677
Walt Disney Co.	2,534,600	280,454
Whirlpool Corp.	297,000	51,942
Wynn Resorts, Ltd.	816,600	82,828
		10,965,079
Consumer staples 7.18%
Coca-Cola Co.	40,458,000	1,681,839
Coca-Cola European Partners PLC	3,352,000	115,745
Costco Wholesale Corp.	3,576,500	586,367
CVS Health Corp.	8,185,000	645,060
Kraft Heinz Co.	9,005,000	804,057
Mead Johnson Nutrition Co.	2,758,000	194,329
Mondelez International, Inc.	1,940,000	85,903
Nestlé SA (ADR)	4,760,900	348,593
PepsiCo, Inc.	153,000	15,878
Procter & Gamble Co.	15,806,200	1,384,623
Unilever NV	2,189,500	89,003
Walgreens Boots Alliance, Inc.	3,522,000	288,593
Wal-Mart Stores, Inc.	284,300	18,974
		6,258,964
Health care 10.86%
AbbVie Inc.	1,600,000	97,776
Aetna Inc.	5,714,100	677,749
AmerisourceBergen Corp.	74,000	6,459
Amgen Inc.	83,500	13,083
AstraZeneca PLC (ADR)	5,297,100	144,240
Bristol-Myers Squibb Co.	14,650,400	720,214
Danaher Corp.	521,100	43,731
Eli Lilly and Co.	769,600	59,282
Gilead Sciences, Inc.	1,390,000	100,705
Humana Inc.[2]	7,620,000	1,512,570
Johnson & Johnson	14,755,300	1,671,038
Washington Mutual Investors Fund — Page 2 of 7

unaudited
Common stocks Health care (continued)	Shares	Value (000)
Medtronic PLC	9,010,800	$685,001
Merck & Co., Inc.	34,423,000	2,133,882
Novo Nordisk A/S, Class B (ADR)	2,547,100	92,129
Pfizer Inc.	15,264,000	484,327
Regeneron Pharmaceuticals, Inc.[1]	27,500	9,880
ResMed Inc.	2,280,207	154,005
Roche Holding AG (ADR)	4,994,500	149,635
UnitedHealth Group Inc.	4,400,851	713,378
		9,469,084
Financials 10.98%
American Express Co.	779,000	59,500
Ameriprise Financial, Inc.	202,000	22,678
Bank of America Corp.	13,013,000	294,614
BlackRock, Inc.	659,000	246,453
Capital One Financial Corp.	9,945,000	869,094
Charles Schwab Corp.	1,365,600	56,317
Chubb Ltd.	7,878,900	1,035,997
Citigroup Inc.	5,500,000	307,065
CME Group Inc., Class A	9,888,404	1,197,288
Discover Financial Services	3,520,800	243,921
Goldman Sachs Group, Inc.	889,700	204,026
Invesco Ltd.	4,106,800	118,769
JPMorgan Chase & Co.	24,676,500	2,088,372
Marsh & McLennan Companies, Inc.	8,409,300	572,001
Moody’s Corp.	472,400	48,974
PNC Financial Services Group, Inc.	4,526,800	545,298
S&P Global Inc.	1,848,300	222,129
Wells Fargo & Co.	25,487,100	1,435,688
		9,568,184
Information technology 16.45%
Accenture PLC, Class A	987,500	112,447
Alphabet Inc., Class A1	694,200	569,376
Alphabet Inc., Class C1	248,850	198,281
Amphenol Corp., Class A	8,642,500	583,282
Analog Devices, Inc.	7,557,083	566,328
Apple Inc.	8,392,000	1,018,369
Automatic Data Processing, Inc.	2,599,300	262,503
Broadcom Ltd.	4,566,499	911,016
Cisco Systems, Inc.	5,000,000	153,600
Hewlett Packard Enterprise Co.	1,545,000	35,041
HP Inc.	2,668,000	40,153
Intel Corp.	42,116,000	1,550,711
Intuit Inc.	6,320,000	749,426
Jack Henry & Associates, Inc.	2,594,200	232,907
MasterCard Inc., Class A	1,658,500	176,348
Microsoft Corp.	79,023,800	5,108,889
Paychex, Inc.	3,000,000	180,870
Texas Instruments Inc.	15,518,861	1,172,295
Versum Materials, Inc.[1]	862,290	24,101
Visa Inc., Class A	6,656,100	550,526
Xilinx, Inc.	2,432,900	141,595
		14,338,064
Washington Mutual Investors Fund — Page 3 of 7

unaudited
Common stocks Telecommunication services 3.36%	Shares	Value (000)
AT&T Inc.	20,607,800	$868,825
Verizon Communications Inc.	42,096,601	2,063,154
		2,931,979
Utilities 2.30%
CMS Energy Corp.	1,591,000	67,777
Dominion Resources, Inc.	7,985,000	609,096
Duke Energy Corp.	900,000	70,686
Eversource Energy	300,000	16,596
Exelon Corp.	730,000	26,192
National Grid PLC (ADR)	730,000	42,683
PG&E Corp.	8,698,500	538,350
Pinnacle West Capital Corp.	1,750,000	135,852
Sempra Energy	3,642,500	372,956
Xcel Energy Inc.	3,000,000	123,960
		2,004,148
Miscellaneous 3.77%
Other common stocks in initial period of acquisition		3,284,212
Total common stocks (cost: $54,803,961,000)		84,095,344
Short-term securities 3.48%	Principal amount (000)
Apple Inc. 0.86%–0.88% due 4/24/2017–5/8/2017[3]	$150,000	149,702
Army and Air Force Exchange Service 0.64% due 2/22/2017[3]	25,000	24,990
Bank of New York Mellon Corp. 0.90% due 4/11/2017	40,000	39,938
Chevron Corp. 0.87% due 5/22/2017[3]	50,000	49,893
Coca-Cola Co. 0.72%–0.76% due 2/24/2017–3/17/2017[3]	99,200	99,140
Danaher Corp. 0.75% due 2/1/2017	50,000	49,999
Eli Lilly and Co. 0.66% due 2/2/2017[3]	30,000	29,999
Estée Lauder Companies Inc. 0.72%–0.73% due 2/6/2017–3/6/2017[3]	107,400	107,347
ExxonMobil Corp. 0.64%–0.74% due 2/16/2017–3/1/2017	100,000	99,963
Federal Farm Credit Banks 0.54% due 5/3/2017	24,900	24,864
Federal Home Loan Bank 0.38%–0.54% due 2/1/2017–4/28/2017	1,272,200	1,271,743
GE Capital Treasury Services (U.S.) LLC 0.80% due 4/24/2017	50,000	49,909
General Electric Co. 0.59% due 2/1/2017	1,850	1,850
Hershey Co. 0.65% due 2/6/2017[3]	25,000	24,997
National Rural Utilities Cooperative Finance Corp. 0.72%–0.77% due 2/22/2017–3/21/2017	67,000	66,950
Paccar Financial Corp. 0.68% due 2/7/2017	23,000	22,997
PepsiCo Inc. 0.65%–0.67% due 2/7/2017–3/24/2017[3]	78,400	78,368
Pfizer Inc. 0.69%–0.84% due 2/13/2017–5/15/2017[3]	109,300	109,170
Private Export Funding Corp. 0.97% due 5/18/2017[3]	50,000	49,853
Qualcomm Inc. 0.80% due 4/5/2017–4/20/2017[3]	106,000	105,837
U.S. Treasury Bills 0.40%–0.59% due 2/2/2017–7/13/2017	571,100	570,858
Total short-term securities (cost: $3,028,263,000)		3,028,367
Total investment securities 99.96% (cost: $57,832,224,000)		87,123,711
Other assets less liabilities 0.04%		36,426
Net assets 100.00%		$87,160,137
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Washington Mutual Investors Fund — Page 4 of 7

unaudited
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended January 31, 2017, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 1/31/2017 (000)
Humana Inc.	7,620,000	—	—	7,620,000	$6,629	$1,512,570
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $829,296,000, which represented .95% of the net assets of the fund.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads, interest rate volatilities, and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data.
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Washington Mutual Investors Fund — Page 5 of 7

unaudited
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of January 31, 2017 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$9,817,253	$—	$—	$9,817,253
Materials	4,328,076	—	—	4,328,076
Industrials	11,130,301	—	—	11,130,301
Consumer discretionary	10,965,079	—	—	10,965,079
Consumer staples	6,258,964	—	—	6,258,964
Health care	9,469,084	—	—	9,469,084
Financials	9,568,184	—	—	9,568,184
Information technology	14,338,064	—	—	14,338,064
Telecommunication services	2,931,979	—	—	2,931,979
Utilities	2,004,148	—	—	2,004,148
Miscellaneous	3,284,212	—	—	3,284,212
Short-term securities	—	3,028,367	—	3,028,367
Total	$84,095,344	$3,028,367	$—	$87,123,711
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$29,661,663
Gross unrealized depreciation on investment securities	(402,739)
Net unrealized appreciation on investment securities	29,258,924
Cost of investment securities	57,864,787

Key to abbreviation
ADR = American Depositary Receipts
Washington Mutual Investors Fund — Page 6 of 7

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-001-0317O-S54182	Washington Mutual Investors Fund — Page 7 of 7

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WASHINGTON MUTUAL INVESTORS FUND

By _/s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _/s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: March 31, 2017

By _/s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: March 31, 2017